Amount Due From/To Ultimate Holding Company - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amount due to ultimate holding company	¥ 26,714	¥ 21,677
China Mobile Finance [member]
Disclosure of transactions between related parties [line items]
Amount due to ultimate holding company	¥ 26,706	¥ 21,637